Trade receivables and others	12 Months Ended
Dec. 31, 2025
Trade and other non-current receivables [abstract]
Trade receivables and others	Trade receivables and others
Trade receivables and others are analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Other receivables	104	89	117
Research tax credit(1)	29,755	—	6,174
Other tax credits	360	24	19
Prepaid expenses (2)	5,693	2,820	2,387
VAT refund	1,037	880	909
Trade account receivables (3)	15,233	650	391
Prepayments made to suppliers (4)	3,374	509	2,402
Receivables and others - current	55,557	4,972	12,400
Prepayments made to suppliers (4)	—	1,362	—
Research tax credit(1)	9,800	7,464	—
Prepaid expenses (2)	754	502	251
Receivables and others - non-current	10,554	9,328	251
Trade receivables and others	66,111	14,300	12,651
(1)In accordance with the principles described in Note 2.q, the research tax credit (Crédit d’Impôt Recherche or “CIR”) is recognized as other operating income in the year to which the eligible research expenditure relates.
The amount of CIR recognized as current receivables as of December 31, 2023 comprises the research tax credit for the 2019 and 2020 tax years, for which the three years period has expired as of December 31, 2023. The CIR for 2019 was reimbursed in February 2024 for an amount of €16,737 thousands. Repayment of the 2020 CIR was reimbursed in July 2024 in the amount of €12,755 thousand euros.
The amount of €9,800 thousands recongnized in non-current receivables corresponds to the CIR for the 2023 tax year following the fact that the Company no longer met the eligibility criteria for the SME status as of December 31, 2023. Thus, the CIR for the 2023 represented a non-current receivable which will be offset against the French corporate income tax due by the Company with respect to the three following years, or refunded if necessary upon expiry of such a period.
In 2024, the CIR 2023 was subject to a financing arrangement 95% of its nominal value and cashed in December 2024. The accounting analysis concluded to the derecognition of the CIR 2023 receivables as per described in the Accounting policy. The 5% withheld by the financing organization will be released at the end of the 3-year period, i.e. on December 31, 2027, provided that the amount is not challenged by the tax authorities. The amount of €490 thousand has therefore been reclassified under non-current financial assets (see note 4).
The amount of €7,464 thousands recognized in non-current receivables corresponds to the CIR for the 2024.
In 2025, the CIR 2024 was subject to the same financing arrangment and cashed in December 2025. the amount of €388 thousands has been reclassified under non-current financial assets (see note 4).
The company met the eligibility criteria for the SME status as of December 31, 2025. The amount of CIR 2025 is fully recognized as current receivables and repayment should be cashed in upon December 31, 2026.
(2)As of December 31 2025, December 31, 2024, and December 31, 2023 the prepaid expenses includes amounts of €542 thousands, €754 thousand and €1,005 thousand, respectively, relating to the guarantee fees in line with the two State Guaranteed Loans from Société Générale and BNP Paribas. Following the extension of these two loans repayment for an additional period, the full amount of the guarantee fee over the additional five-year period has been recognized as an operating expense in 2022. As of December 31, 2023, an adjustment is made through the prepaid accounts to reflect the fact that the expenses are related to the fiscal year (see note 9).
(3)As of December 31, 2025 and 2024, the amount breaks mainly down as receivables from AstraZeneca, related with Matisse project As of December 31, 2023, the amount is mainly comprised of invoice of €15,000 thousand issued in December 2023 following the exercise of the license option by Sanofi. This amount was collected by the Company in January 2024.
(4)At 31 December 2024, advances had been paid to suppliers. These advances will be deducted from subsequent payments in accordance with the terms of the contracts. At 31 December 2025, given the timeline of the work, these advances are classified entirely as short-term.

Trade receivables and others have payment terms of less than one year. No valuation allowance was recognized on trade receivables and others as the credit risk of each of debtors was considered as not significant.